Segments (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 56,515,732	¥ 403,686,223	¥ 290,297,984	¥ 203,548,005
Cost of revenues	(44,493,065)	(317,809,512)	(224,851,661)	(129,296,306)
Gross profit	12,022,667	85,876,711	65,446,323	74,251,699
Total Assets	395,330,488		1,614,897,212		¥ 2,778,698,938
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		199,259,020	128,892,235	68,345,506
Cost of revenues		(160,434,849)	(106,682,488)	(59,562,014)
Gross profit		38,824,171	22,209,747	8,783,492
Depreciation and amortization		(197,059)	(363,432)	(6,161,834)
Total capital expenditures		(87,550)	(11,927)	(774,615)
Total Assets	392,458,346		1,582,974,051		2,758,511,223
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		204,427,203	161,405,749	135,202,499
Cost of revenues		(157,374,663)	(118,169,173)	(69,734,292)
Gross profit		47,052,540	43,236,576	65,468,207
Depreciation and amortization		(9,591)	(455,109)
Total capital expenditures		(12,344)
Total Assets	$ 2,872,142		31,923,161		¥ 20,187,715
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues		403,686,223	290,297,984	203,548,005
Cost of revenues		(317,809,512)	(224,851,661)	(129,296,306)
Gross profit		85,876,711	65,446,323	74,251,699
Depreciation and amortization		(206,650)	(818,541)	(6,161,834)
Total capital expenditures		¥ (99,894)	¥ (11,927)	¥ (774,615)